Note 21 - Derivatives - Net Gains (Losses) Relating to Free-standing Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Rate Contract [Member]
Net gains (losses)	$ (535)	$ (57)
Forward Contracts [Member]
Net gains (losses)	$ 56	$ 163